PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.   PROPERTY AND EQUIPMENT, NET

Property and equipment and the accumulated depreciation are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Office facilities	4,864	5,260
Software	15,871	18,720
Computer equipment	10,492	15,551
Vehicles	1,186	1,873
Leasehold improvement	46,513	55,548
Total cost	78,926	96,952
Less: Accumulated depreciation	(39,286)	(59,397)
Property and equipment, net	39,640	37,555

Depreciation expenses related to property and equipment were RMB17,189 and RMB18,826 for the years ended December 31, 2020  and 2021, respectively.